Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2021
Prepaid expenses and other current assets	6. Prepaid expenses and other current assets
	June 30, 2021	December 31, 2020
	$	$
Prepaid insurance	651	1,021
Prepaid income taxes	2,584	873
Other	73	19
	3,308	1,913